Condensed Interim Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Continuing operations
Revenues (note 3)	$ 1,888	$ 1,387
Cost of sales	(1,095)	(1,018)
Gross profit	793	369
Research and development	(176)	(497)
Selling, general and administrative	(1,347)	(2,531)
Total operating expenses	(1,523)	(3,028)
Loss from continuing operations	(730)	(2,659)
Foreign exchange gain (loss)	11	(27)
Finance costs	(46)	(69)
Interest income	20	106
Other income	8	5
Change in fair value of warrant and DSU liabilities	554	(30)
Other income (loss)	547	(15)
Loss before income taxes from continuing operations	(183)	(2,674)
Income tax recovery (expense)
Net loss from continuing operations	(183)	(2,674)
Discontinued operations
Income (loss) from discontinued operations, net of tax (note 14)	10,940	(981)
Net income (loss)	10,757	(3,655)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation adjustments	718	(496)
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain (loss) on defined benefit plans (note 8)		1,110
Comprehensive income (loss)	$ 11,475	$ (3,041)
Basic loss per share from continuing operations	$ (0.06)	$ (0.85)
Diluted loss per share from continuing operations	(0.06)	(0.85)
Basic income (loss) per share (note 12)	3.42	(1.16)
Diluted income (loss) per share (note 12)	$ 2.90	$ (1.16)
Weighted average number of shares outstanding (basic)	3,140,975	3,144,682
Weighted average number of shares outstanding (diluted)	3,713,817	3,144,682